Note 10 - Retirement Plans - Estimated Future Benefit Payments (Details) $ in Thousands	Mar. 31, 2023 USD ($)
2024	$ 10,706
2025	11,446
2026	12,210
2027	12,975
2028	13,648
2029-2033	$ 76,496